Fair Value Measurements - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ (2,478,400)	$ 2,478,400	$ (12,082,200)	$ 5,783,400	$ (3,923,200)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value						$ 0
Liabilities, fair value						$ 0
Change in fair value of derivative warrant liabilities	$ 2,500,000	$ (2,500,000)	$ 12,100,000	$ (5,800,000)	$ 3,900,000